Document and Entity Information	Aug. 12, 2025
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001812554
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	BLUE OWL CREDIT INCOME CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01369
Entity Tax Identification Number	85-1187564
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false